Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Investment		Dec. 31, 2012		Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investment security gains (losses), net	$ (1,500,000)	[1]	$ (1,700,000)	[1]	$ (23,900,000)	[1]
Net impairment losses recognized in earnings			3,300,000		23,300,000
Gross proceeds from sale of securities	500,000,000		2,700,000,000
Gross realized securities gains	800,000		23,500,000
Gross realized securities losses	2,300,000		21,900,000
Realized securities gains (losses)					(600,000)
Number of securities in an unrealized loss position	444
Total Fair Value	10,250,000,000		3,825,800,000
Total Unrealized Losses	180,400,000		30,200,000
12 Months or Longer Unrealized Losses	34,600,000		24,000,000
U.S. Government Sponsored Agency
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	47,900,000
Others | Community Reinvestment Act CRA
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	12,200,000
Auction Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net impairment losses recognized in earnings			1,600,000
Total Unrealized Losses	800,000
Corporate Debt
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	101,200,000
Percent of corporate debt portfolio	51.00%
Non-Agency RMBS
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net impairment losses recognized in earnings			1,700,000		23,300,000
Non-Agency RMBS | Financing Receivable, Current | Lower Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	5.00%
Non-Agency RMBS | Financing Receivable, Current | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, 30 to 59 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, 60 to 89 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	80.00%
Non-Agency RMBS | Financing Receivable, 90 Days and Greater Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	90.00%
Non-Agency RMBS | Other Real Estate Owned and Loans in Foreclosure
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	100.00%
Residential Mortgage-Backed
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	4,400,000
Number of securities in an unrealized loss position for more than 12 months	5
12 Months or Longer Unrealized Losses	42,000,000
Residential Mortgage-Backed | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Residential mortgage-backed securities total amortized cost	52,400,000
Residential mortgage-backed securities fair value	$ 48,100,000
Other Asset-Backed | Floating Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of "other asset-backed" securities rated triple-A	99.00%
Credit Rating	AAA
Other Asset-Backed | Floating Rate Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average life	5

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ - $ (2.7) $ (1.1) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI - (0.6) (22.2) Other Security Gains (Losses), net (1.5) 1.6 (0.6) Investment Security Gains (Losses), net $ (1.5) $ (1.7) $ (23.9)